Note 4 - Loans Receivable, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 4 - Loans Receivable, Net (Details) [Line Items]
Receivable Loans And Lease Commitments To Originate Or Purchase Loans	$ 39,507,000	$ 5,392,000
Loans and Leases Receivable, Related Parties	3,100,000	3,100,000	4,000,000
Loans and Leases Receivable, Related Parties, Collections	106,000	54,000
Loans and Leases Receivable, Related Parties, Additions	281,000	198,000
Loans And Leases Receivable Related Parties Loans Sold	0	198,000
Loans And Leases Receivable Reduction Due To Change In Officer Status		943,000
Servicing Liability For Others Unpaid Principa lBalance	411,800,000	428,200,000	417,400,000
Closed or Paid Off [Member] | Director [Member]
Note 4 - Loans Receivable, Net (Details) [Line Items]
Loans and Leases Receivable, Related Parties, Collections	146,000
Fixed Rate Loans [Member]
Note 4 - Loans Receivable, Net (Details) [Line Items]
Receivable Loans And Lease Commitments To Originate Or Purchase Loans	$ 26,300,000	$ 5,400,000
Minimum [Member]
Note 4 - Loans Receivable, Net (Details) [Line Items]
ReceivableLoansAndLeaseCommitmentsInterestPercentage	3.38%	2.50%
Maximum [Member]
Note 4 - Loans Receivable, Net (Details) [Line Items]
ReceivableLoansAndLeaseCommitmentsInterestPercentage	5.79%	5.50%